Private Placement (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Warrant price per share (in Dollars per share)		$ 11.50
Gross proceeds from private placement		$ 6,750,000
Description of transaction	Each whole Private Placement Warrant is exercisable for one whole ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees
Private Placement [Member]
Private Placement (Details) [Line Items]
Warrants Shares (in Shares)	6,750,000
Warrant price per share (in Dollars per share)	$ 1.00
Gross proceeds from private placement	$ 6,800,000	$ 6,800,000
Offering costs	$ 11,000